Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following disclosure sets forth the "compensation actually paid" to our NEOs in relation to certain performance measures of the Company in accordance with Item 402(v) of Regulation S-K. The compensation actually paid (or "CAP") to our CEO (referred to below as the Principal Executive Officer or "PEO") and to our other NEOs ("Non-PEO NEOs") and certain company financial metrics are presented for the last five fiscal years, calculated in accordance with SEC requirements. CAP does not necessarily reflect compensation actually earned by or paid to our NEOs in each covered year or how the Compensation Committee evaluates compensation decisions. The Company's pay-for-performance philosophy and how the Company links compensation to company performance is discussed in the "Compensation Discussion and Analysis" section of this Proxy Statement.

	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Fixed $100 Investment Based On (3):
Year	PEO1	PEO2	PEO1	PEO2	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Share- holder Return	Peer Group Total Share- holder Return	Net Income ($000)	Adjusted EBITDA ($000)
(1)	(2)	(2)	(5)		(2)	(5)				(4)

2024	$6,992,544	n/a	$4,023,734	n/a	$1,746,040	$1,334,500	$156.67	$187.14	$299	$258,486
2023	9,977,490	n/a	8,788,599	n/a	2,076,269	1,790,152	$188.95	164.17	52,237	257,401
2022	9,743,982	n/a	10,477,683	n/a	1,782,208	1,681,256	$239.76	198.10	34,518	242,879
2021	4,670,472	n/a	5,444,034	n/a	1,611,915	1,668,379	$198.78	215.52	73,751	213,706
2020	1,244,893	4,384,274	1,251,196	4,341,191	1,737,123	1,642,906	$129.46	111.49	75,914	234,813

(1)
Tony Sarsam (PEO1) became our CEO in September 2020. Dennis Eidson (PEO2) served as Interim CEO until September 2020. The non-PEO NEOs represent the following individuals for each of the years shown, as follows: (i) for fiscal year 2024 – Jason Monaco, Thomas Swanson, Masiar Tayebi and Bennett Morgan; (ii) for fiscal year 2023 – Jason Monaco, David Sisk, Masiar Tayebi and Bennett Morgan; (iii) for fiscal year 2022 – Jason Monaco, Arif Dar, Yvonne Trupiano, Bennett Morgan, Thomas Swanson and Masiar Tayebi; (iv) for fiscal year 2021 – Jason Monaco, Mark Shamber, Kathleen Mahoney, Yvonne Trupiano, Arif Dar and Thomas Swanson; and (v) for fiscal year 2020 – Mark Shamber, Walt Lentz, Kathleen Mahoney, Yvonne Trupiano and Lori Raya.
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Sarsam and Mr. Eidson and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s NEOs other than Mr. Sarsam and Mr. Eidson.
(3)
Pursuant to Item 402(v) of Regulation S-K, the comparison assumes $100 was invested on December 28, 2019. Historical stock price performance is not necessarily indicative of future stock price performance. The peer group TSR consists of the S&P SmallCap 600 Food Distributors Index, which is the same peer group used in Part II, Item 5 of our 2024 annual report.
(4)
The Company selected Adjusted EBITDA as the Company Selected Measure as it believes Adjusted EBITDA most closely aligns compensation actually paid and Company financial performance. Under the annual cash incentive awards, Adjusted EBITDA is defined as net earnings plus interest, discontinued operations, depreciation and amortization, and other non-cash items including share-based payments (equity awards measured in accordance with ASC 718, Stock Compensation, which include both stock-based compensation to employees and stock warrants issued to non-employees) and the LIFO provision, as well as adjustments for items that do not reflect the ongoing operating activities of the Company. A reconciliation of net earnings to adjusted EBITDA, a non-GAAP financial measure, is provided in Appendix A.
(5)
To calculate compensation actually paid, the following adjustments were made to the amounts reported in the Summary Compensation Table (on the following page) for the most recent completed fiscal year for Tony Sarsam (PEO1) and the non-PEO NEOs.

Summary Compensation Total to Compensation Actually Paid Reconciliation	PEO1	Average Non-PEO NEOs
Summary Compensation Table Total (a)	$6,992,544	$1,746,040
Minus: Grant Date Fair Value of Stock Awards Granted in Fiscal Year (b)	(4,492,236)	(613,855)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year (c)	4,002,212	543,200
Minus: Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years (c)	(2,616,752)	(361,074)
Plus: Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year (c)	—	—
Minus: Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years for which Applicable Vesting Conditions Were Satisfied During Fiscal Year (c)	(158,401)	(23,607)
Minus: Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (c)	—	—
Plus: Change in Value of Accrued Dividends	296,367	43,796
Equals Compensation Actually Paid	$4,023,734	$1,334,500

(a)
Represents Total Compensation as reported in the Summary Compensation Table for the most recent completed fiscal year. With respect to the non-PEO NEOs, amounts shown represent averages. See footnote 1 above for the NEOs included in the average for the most recent fiscal year.
(b)
Represents the grant date fair value of the stock awards granted during the 2024 fiscal year, as reported in the Summary Compensation Table, computed in accordance with the methodology used for financial reporting purposes.
(c)
Represents fair value or change in fair value, as applicable, of stock awards determined by reference to (1) for restricted stock awards and RSUs, closing stock price at 2024 year-end or, in the case of vesting dates, the actual vesting date, (2) for PSU awards, the same valuation methodology as restricted stock awards and RSUs except year-end values are based on the probable outcome of the performance condition as of each measurement date.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Tony Sarsam (PEO1) became our CEO in September 2020. Dennis Eidson (PEO2) served as Interim CEO until September 2020. The non-PEO NEOs represent the following individuals for each of the years shown, as follows: (i) for fiscal year 2024 – Jason Monaco, Thomas Swanson, Masiar Tayebi and Bennett Morgan; (ii) for fiscal year 2023 – Jason Monaco, David Sisk, Masiar Tayebi and Bennett Morgan; (iii) for fiscal year 2022 – Jason Monaco, Arif Dar, Yvonne Trupiano, Bennett Morgan, Thomas Swanson and Masiar Tayebi; (iv) for fiscal year 2021 – Jason Monaco, Mark Shamber, Kathleen Mahoney, Yvonne Trupiano, Arif Dar and Thomas Swanson; and (v) for fiscal year 2020 – Mark Shamber, Walt Lentz, Kathleen Mahoney, Yvonne Trupiano and Lori Raya.

Peer Group Issuers, Footnote	The peer group TSR consists of the S&P SmallCap 600 Food Distributors Index, which is the same peer group used in Part II, Item 5 of our 2024 annual report.
PEO Total Compensation Amount	$ 6,992,544
PEO Actually Paid Compensation Amount	4,023,734
Non-PEO NEO Average Total Compensation Amount	1,746,040	$ 2,076,269	$ 1,782,208	$ 1,611,915	$ 1,737,123
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,334,500	1,790,152	1,681,256	1,668,379	1,642,906
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The table below lists financial measures which in our assessment represent the most important financial performance measures used by the Company to link executive compensation actually paid to the NEOs to company performance for 2024, the most recent fiscal year. Please see the Compensation Discussion and Analysis for further information regarding how these measures are calculated and how they are used in our executive compensation program.

Most Important Financial Measures
Adjusted EBITDA
Adjusted Earnings Per Share (EPS)
Net Sales

Total Shareholder Return Amount	$ 156.67	188.95	239.76	198.78	129.46
Peer Group Total Shareholder Return Amount	187.14	164.17	198.1	215.52	111.49
Net Income (Loss)	$ 299,000	$ 52,237,000	$ 34,518,000	$ 73,751,000	$ 75,914,000
Company Selected Measure Amount	258,486,000	257,401,000	242,879,000	213,706,000	234,813,000
Initial Fixed Investment Value						$ 100
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(4)
The Company selected Adjusted EBITDA as the Company Selected Measure as it believes Adjusted EBITDA most closely aligns compensation actually paid and Company financial performance. Under the annual cash incentive awards, Adjusted EBITDA is defined as net earnings plus interest, discontinued operations, depreciation and amortization, and other non-cash items including share-based payments (equity awards measured in accordance with ASC 718, Stock Compensation, which include both stock-based compensation to employees and stock warrants issued to non-employees) and the LIFO provision, as well as adjustments for items that do not reflect the ongoing operating activities of the Company. A reconciliation of net earnings to adjusted EBITDA, a non-GAAP financial measure, is provided in Appendix A.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share (EPS)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (613,855)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	543,200
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,074)
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,607)
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,796
Tony Sarsam [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	6,992,544	$ 9,977,490	$ 9,743,982	$ 4,670,472	$ 1,244,893
PEO Actually Paid Compensation Amount	$ 4,023,734	$ 8,788,599	$ 10,477,683	$ 5,444,034	$ 1,251,196
PEO Name	Tony Sarsam	Tony Sarsam	Tony Sarsam	Tony Sarsam	Tony Sarsam
Dennis Eidson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 4,384,274
PEO Actually Paid Compensation Amount					$ 4,341,191
PEO Name					Dennis Eidson
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,492,236)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,002,212
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,616,752)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(158,401)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 296,367